CONSOLIDATED STATEMENTS OF CHANGES IN TOTAL EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Offering cost from follow-on public offer	$ 15,000	$ 6,900	$ 100
Percentage Interest on Sale	1.00%